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[logo of Reed Smith]                                            Reed Smith LLP
                                                           1301 K Street, N.W.
                                                       Suite 1100 - East Tower
                                                   Washington, D.C. 20005-3373
W. THOMAS CONNER                                               +1 202 414 9200
Direct Phone: +1 202 414 9208                              Fax +1 202 414 9299
Email: tconner@reedsmith.com                                     reedsmith.com

September 5, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re: Post-Effective Amendment No. 7
    MetLife Investors USA Insurance Company
    MetLife Investors USA Separate Account A
    File Nos. 333-161443/811-03365

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

WC:cr

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